SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (UNAUDITED)	6 Months Ended
Nov. 30, 2012
Supplemental Pro Forma Combined Oil And Natural Gas Reserve And Standardized Measure Information
SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (UNAUDITED)
NOTE 4. SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (UNAUDITED)

The following unaudited supplemental pro forma oil and natural gas reserve tables present how the combined oil and natural gas reserves and standardized measure information of Red Mountain and Cross Border may have appeared had the Acquisition occurred on June 1, 2011. The supplemental pro forma combined oil and natural gas reserves and standardized measure information are for illustrative purposes only.

All of the reserves are located in the United States. Reserve estimates are based on the following:

(a) For Red Mountain Historical Results: as reported in its Annual Report on Form 10-K for the fiscal year ended May 31, 2012, based upon a reserve report prepared by the independent petroleum engineers of Forrest A. Garb & Associates, Inc. and Lee Engineering as of May 31, 2012;

(b) For Cross Border Historical Results: using the reserve report prepared as of December 31, 2012 by the independent petroleum engineers of Joe C. Neal & Associates, Cross Border mathematically “rolled back” reserve values to May 31, 2012, using actual sales volumes, prices, severance and production taxes, and lease operating expenses realized for each month between June 1, 2012 and December 31, 2012 (the “Rollback Data”). The sources of the Rollback Data are revenue and lease operating data for the relevant periods. This rollback of reserve volumes, revenues, taxes, and lease operating expenses for June 1, 2012 through December 31, 2012 was calculated by adding the Rollback Data for June 1, 2012 through December 31, 2012 to the volumes and values reported in the reserve report as of December 31, 2012.

Numerous uncertainties are inherent in estimating quantities and values of proved reserves and in projecting future rates of production and the amount and timing of development expenditures, including many factors beyond the property owner’s control. Reserve engineering is a subjective process of estimating the recovery from underground accumulations of oil and natural gas that cannot be measured in an exact manner. The accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. Because all reserve estimates are to some degree subjective, the quantities of oil and gas that are ultimately recovered, production and operating costs, the amount and timing of future development expenditures and future oil and gas sales prices may each differ from those assumed in these estimates. In addition, different reserve engineers may make different estimates of reserve quantities and cash flows based upon the same available data. The standardized measure shown below represents an estimate only and should not be construed as the current market value of the estimated oil and gas reserves reported below.

Estimated Pro Forma Combined Quantities of Proved Reserves

	Red Mountain Historical		Cross Border Historical		Total Pro Forma
	Oil (MBbl)	Gas (MMcf)	Oil (MBbl)	Gas (MMcf)	Oil (MBbl)	Gas (MMcf)
Proved reserves: (1)
As of May 31, 2011	844	10,450	1,577	2,391	2,421	12,841
Acquisitions	287	307	—	—	287	307
Revisions of previous estimates	(95)	(3,423)	(256)	(482)	(351)	(3,905)
Extensions and discoveries	—	—	169	289	169	289
Production	(36)	(843)	(89)	(216)	(125)	(1,059)
As of May 31, 2012	1,000	6,491	1,401	1,982	2,401	8,473

Proved developed reserves: (1)
As of May 31, 2011	2	4,479	353	1,667	355	6,145
As of May 31, 2012	158	4,365	788	1,384	946	5,749

Proved undeveloped reserves: (1)
As of May 31, 2011	842	5,971	1,224	725	2,066	6,696
As of May 31, 2012	842	2,126	613	598	1,455	2,724

(1)
Cross Border Historical and Total Pro Forma reserves include 100% of the reserve quantities attributable to Cross Border, a consolidated subsidiary of which Red Mountain owns 78% of its outstanding common stock.  The 22% interest in Cross Border’s outstanding common stock that is not owned by Red Mountain represents approximately 348 and 309 MBbls and 527 and 437 MMcf of proved reserves as of May 31, 2011 and May 31, 2012, respectively; 78 and 173 MBbls and 368 and 305 MMcf of proved developed reserves as of May 31, 2011 and May 31, 2012, respectively; and 270 and 135 MBbls and 160 and 132 MMcf of proved undeveloped reserves as of May 31, 2011 and May 31, 2012, respectively.

Pro Forma Combined Standardized Measure of Discounted Future Net Cash Flows

	Fiscal Year Ended May 31, 2012
(in thousands)	Red Mountain Historical	Cross Border Historical		Pro Forma Adjustments	Pro Forma
Future net cash flow	$117,238	$137,582		$—	$254,820
Future production cost	(27,017)	(50,322)		—	(77,339)
Future development cost	(27,457)	(23,264)		—	(50,721)
Future income tax	(19,578)	(16,865)		—	(36,443)
Undiscounted future net cash flow	43,186	47,131		—	90,317
10% annual discount for timing of cash flow	(28,485)	(22,893)		—	(51,378)
Standardized measure of discounted future net cash flow relating to proved oil and gas reserves	$14,701	$24,238	(1)	$—	$38,939	(1)

(1)
Cross Border Historical and Pro Forma standardized measure includes 100% of the standardized measure attributable to Cross Border, a consolidated subsidiary of which Red Mountain owns 78% of its outstanding common stock.  The 22% interest in Cross Border’s outstanding common stock that is not owned by Red Mountain represents approximately $5,346 of the standardized measure for the fiscal year ended May 31, 2012.

Pro Forma Combined Changes in the Standardized Measure of Discounted Future Net Cash Flows

	Fiscal Year Ended May 31, 2012
(in thousands)	Red Mountain Historical	Cross Border Historical		Pro Forma Adjustments	Pro Forma
Standardized measure at May 31, 2011	$35,311	$44,675	(1)	$—	$79,986	(1)
Sales of oil and gas produced, net of production costs	(4,979)	(8,629)		—	(13,608)
Net changes in sales and transfer prices and in production (lifting) costs related to future production	(1,004)	(4,041)		—	(5,045)
Purchases of reserves in place	4,352	—		—	4,352
Net changes in future development costs	(20,727)	(5,812)		—	(26,539)
Net changes due to extensions and discoveries	—	6,217		—	6,217
Development costs incurred during the year that reduced future development costs	—	(12,329)		—	(12,329)
Revisions of previous quantity estimates	(8,553)	(9,637)		—	(18,190)
Other	2,339	1,708		—	4,047
Accretion of discount	5,389	4,467		—	9,856
Change in income tax expense	2,573	7,619		—	10,192
Standardized measure at May 31, 2012	$14,701	$24,238	(1)	$—	$38,939	(1)

(1)
Cross Border Historical and Pro Forma standardized measure includes 100% of the standardized measure attributable to Cross Border, a consolidated subsidiary of which Red Mountain owns 78% of its outstanding common stock.  The 22% interest in Cross Border’s outstanding common stock that is not owned by Red Mountain represents approximately $9,855 and $5,346 of the standardized measure for the fiscal year ended May 31, 2011 and May 31, 2012, respectively.

Pro Forma Combined Capital Costs

Pro forma combined capitalized costs and accumulated depletion relating to Red Mountain and Cross Border’s oil and gas producing activities as of May 31, 2012 are summarized below:

	Red Mountain Historical	Cross Border Historical	Pro Forma Adjustments	Pro Forma Combined
(in thousands)
Unproved properties not being amortized	$2,617	$4,202	$—	$6,819
Proved properties being amortized	25,309	27,340	—	52,649
Accumulated depreciation, depletion and impairment	(4,756)	(8,828)	—	(13,584)
Net capitalized costs	$23,170	$22,714	$—	$45,884

Pro Forma Combined Acquisition, Exploration and Development Costs Incurred

Pro forma combined costs incurred in oil and gas property acquisition, exploration and development activities for the fiscal year ended May 31, 2012 are summarized below:

	Red Mountain Historical	Cross Border Historical	Pro Forma Adjustments	Pro Forma Combined
(in thousands)
Proved acreage	$2,786	$—	$—	$2,786
Unproved acreage	1,045	—	—	1,045
Development costs	15,929	12,329	—	28,258
Exploration expense	265	49	—	314
Total	$20,025	$12,378	$—	$32,403